Other Financial Assets and Liabilities	12 Months Ended
Dec. 31, 2025
Disclosure of detailed information about financial instruments [abstract]
Other Financial Assets and Liabilities	Other Financial Assets and Liabilities
(1)    Details of other financial assets and liabilities as of December 31, 2024 and 2025, are as follows:

(In millions of Korean won)	December 31, 2024	December 31, 2025
Other financial assets
Financial assets at amortized cost[1]	₩ 962,653	1,476,527
Financial assets at fair value through profits of loss[1,2]	1,029,926	774,557
Financial assets at fair value through other comprehensive income	1,665,368	2,423,277
Derivatives used for hedging	445,471	315,537
Less: Non-current	(2,759,170)	(3,362,916)
Current	₩ 1,344,248	1,626,982
Other financial liabilities
Financial liabilities at amortized cost[3,4]	₩ 942,135	999,020
Financial liabilities at fair value through profits or loss	132,011	105,810
Derivatives used for hedging	3	13,862
Less: Non-current	(722,517)	(592,599)
Current	₩ 351,632	526,093
1As of December 31, 2025, the Group’s financial instruments amount to ₩118,946 million (December 31, 2024: ₩97,913 million) and consist of checking account deposits, time deposits, and others which are subject to withdrawal restrictions.
2As of December 31, 2025, the Group provided investments in Korea Software Financial Cooperative and others amounting to ₩10,695 million (December 31, 2024: ₩10,511 million) as a collateral in exchange for the payment guarantee provided by the Korea Software Financial Cooperative and others.
3The amount includes liabilities related to the obligation to acquire additional shares in Epsilon Global Communications Pte. Ltd. and kt Cloud Co., Ltd. (Note 20).
4The amount includes liabilities convertible preferred Stock issued by kt Cloud Co., Ltd. (Note 20).
(2) Financial Assets at fair value through profit or loss
1)    Details of financial assets at fair value through profit or loss as of December 31, 2024 and 2025, are as follows:

(In millions of Korean won)	December 31, 2024	December 31, 2025
Equity instruments (Listed)	₩ 5,620	3,562
Equity instruments (Unlisted)	47,227	46,955
Debt instruments	971,805	723,978
Derivatives held for trading	5,274	62
Total	1,029,926	774,557
Less: Non-current	(826,708)	(709,412)
Current	₩ 203,218	65,145
2) The maximum exposure to credit risks for debt instruments of financial assets at fair value through profit or loss is the carrying amount of each class of debt instruments above as of December 31, 2025.
(3) Financial Assets at fair value through other comprehensive income
1) Details of financial assets at fair value through other comprehensive income as of December 31, 2024 and 2025, are as follows:

(In millions of Korean won)	December 31, 2024	December 31, 2025
Equity instruments (Listed)	₩ 1,317,458	2,044,789
Equity instruments (Unlisted)	341,753	372,341
Debt instruments	6,157	6,147
Total	1,665,368	2,423,277
Less: Non-current	(1,665,368)	(2,423,277)
Current	₩ —	—
2) Upon disposal of these equity investments, any balance within the accumulated other comprehensive income is reclassified not to profit or loss, but to retained earnings. Upon disposal of these debt investments, the remaining balance of the accumulated other comprehensive income is reclassified to profit or loss.
(4) Derivatives used for hedging
1) Details of valuation of derivatives used for hedging as of December 31, 2024 and 2025, are as follows:

	December 31, 2024		December 31, 2025
(In millions of Korean won)	Assets	Liabilities	Assets	Liabilities
Interest rate swap	₩ 352	3	1,810	—
Currency swap[1]	445,119	—	313,727	13,862
Total	445,471	3	315,537	13,862
Less: Non-current	(261,719)	—	(202,144)	(13,862)
Current	₩ 183,752	3	113,393	—
1The currency swap contract is to hedge the risk of variability in cash flow from the borrowings due to changes in interest rate and foreign exchange rate and the expected maximum period for the Group to be exposed to risks of cash flow fluctuation by hedged items is until September 7, 2034.
The entire fair value of a hedging derivative is classified as a non-current asset or liability if the remaining maturity of the hedged item exceeds 12 months and, as a current asset or liability, if the maturity of the hedged item is within 12 months.
2) Details of valuation gains and losses on the derivative instruments for the years ended December 31, 2023, 2024 and 2025, are as follows:

(in millions of Korean won)	2023						2024						2025
Type of Transaction	Valuation gain		Valuation loss		Other comprehensive income1		Valuation gain		Valuation loss		Other comprehensive income1		Valuation gain		Valuation Loss		Other comprehensive income1
Interest rate swap	₩	48	₩	—	₩	(2,945)	₩	76	₩	—	₩	(1,044)	₩	15	₩	92	₩	1,403
Currency swap	45,709		162		(27,273)		374,898		3,793		(16,773)		37,985		62,187		74,805
Total	₩	45,757	₩	162	₩	(30,218)	₩	374,974	₩	3,793	₩	(17,817)	₩	38,000	₩	62,279	₩	76,208
1The amounts are before adjustments for deferred income tax and allocations to non-controlling interests and have been directly reflected in equity.
3) The effective portion recognized in profit or loss related to cash flow hedges amounts to valuation gains of ₩42,371 million as other comprehensive income for the year ended December 31, 2025 (2023: ₩20,430 million, 2024: ₩364,863 million). The ineffective portion recognized in profit or loss related to cash flow hedges amounts to valuation gains of ₩926 million as current profit or loss for the year ended December 31, 2025 (2023: valuation loss of ₩41 million, 2024: valuation gain of ₩963 million). In addition, the valuation losses reclassified from other comprehensive income to profit or loss amounts to ₩33,837 million for the year ended December 31, 2025 (2023: valuation gain of ₩50,648 million, 2024: valuation gain of ₩382,680 million).
4) The unsettled amount of derivative instruments for the years ended December 31, 2024 and 2025, are as follows:
(i) Hedging instruments

	2024
(in millions of Korean won and thousands of foreign currencies)			Book value of hedging instruments		Changes in fair value to calculate the ineffective portion of hedges
Currency	Foreign currency	Contract amount	Assets	Liabilities
USD	2,150,937	₩ 2,658,775	444,786	—	362,588
EUR	6,900	10,166	333	—	548
KRW	—	120,000	352	3	842
Total		2,788,941	445,471	3	363,978

	2025
(in millions of Korean won and thousands of foreign currencies)				Book value of hedging instruments		Changes in fair value to calculate the ineffective portion of hedges
Currency	Foreign currency	Contract amount		Assets	Liabilities
USD	₩ 1,949,767	₩	2,500,525	₩ 313,727	—	₩ 53,656
JPY	30,000,000	288,546		—	13,862	(13,689)
KRW	—	60,000		1,810	—	(1,791)
Total		₩	2,849,071	315,537	13,862	38,176
(ii) Hedged item

(in millions of Korean won)	2024			2025
Currency	Book value of hedged items	Changes in fair value to calculate the ineffective portion of hedges	Cash flow hedge reserves[1]	Book value of hedged items	Changes in fair value to calculate the ineffective portion of hedges	Cash flow hedge reserves[1]
USD	₩ 3,160,554	(358,087)	(42,425)	2,797,720	(52,819)	13,156
JPY	—	—	—	275,289	13,755	(315)
EUR	10,548	(437)	(228)	—	—	—
KRW	189,967	(674)	513	59,975	1,827	1,661
Total	₩ 3,361,069	(359,198)	(42,140)	3,132,984	(37,237)	14,502
1The amount is after the deferred tax directly added or subtracted to the capital is reflected.
(5) Financial Liabilities at fair value through profit or loss
1) Details of financial liabilities at fair value through profit or loss as of December 31, 2024 and 2025, are as follows:

(in millions of Korean won)	December 31, 2024		December 31, 2025
Derivatives held for trading [1]	₩	132,011	105,810
1In relation to the additional acquisition of shares of the equity method investee K Bank Inc in 2021, the Group has entered into a shareholder agreement with the shareholders of K Bank Inc. According to the shareholder agreement, if K Bank Inc fails to be listed on the terms agreed in the shareholder agreement, the shareholders of K Bank Inc may exercise their Drag-Along right to the Group and require the Group to sell all the shares owned by such shareholders in K Bank to third parties based on the guaranteed return agreed in the shareholder agreement. The shareholder agreement also includes a call option where, if the shareholders exercise their Drag-Along rights, the Group has an option to purchase the shares held by those shareholders. As of December 31, 2025, the derivative financial liability in accordance with IFRS 9 associated with the rights prescribed in the shareholders agreement was ₩105,378 million (₩131,630 million as of December 31 2024) (Note 20).

2) The valuation gain and loss on financial liabilities at fair value through profit or loss for the years ended December 31, 2023, 2024 and 2025, are as follows:

(in millions of Korean won)	2023		2024		2025
	Valuation gain	Valuation loss	Valuation gain	Valuation loss	Valuation gain	Valuation loss
Derivatives liabilities held for trading	3,316	10,710	2,550	5,772	26,633	432